PROPERTY, PLANT AND EQUIPMENT - Schedule of Infrastructure Property, Plant and Equipment (Details) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 165,992
Additions, net of disposals and assets reclassified as held for sale	11,926
Depreciation expenses	(3,933)
Dispositions and assets reclassified as held for sale	(9,267)
Foreign currency translation	27
Balance, end of period	164,923
Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	68,440
Additions, net of disposals and assets reclassified as held for sale	3,348
Depreciation expenses	(1,729)
Dispositions and assets reclassified as held for sale	(1,844)
Foreign currency translation	(978)
Balance, end of period	$ 67,237